GOVERNMENT ASSISTANCE - Government Assistance (Details) - Grant - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Government Assistance	$ 8,790	$ 7,252
US Employee Retention Credit
Disaggregation of Revenue [Line Items]
Government Assistance	5,455	0
Canada Emergency Wage Subsidy
Disaggregation of Revenue [Line Items]
Government Assistance	2,888	6,332
Other COVID-19 related subsidies
Disaggregation of Revenue [Line Items]
Government Assistance	447	920
Cost of sales
Disaggregation of Revenue [Line Items]
Government Assistance	800	180
Sales and marketing
Disaggregation of Revenue [Line Items]
Government Assistance	4,242	1,588
Research and development
Disaggregation of Revenue [Line Items]
Government Assistance	2,941	4,186
Administration
Disaggregation of Revenue [Line Items]
Government Assistance	$ 807	$ 1,298